TERMINATION AND RETIREMENT PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation of Benefit Obligations, Plan Assets and Funded Status of Plans

The following provides a reconciliation of benefit obligations, plan assets and funded status of the plans:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Change in benefit obligations:
Benefit obligations at the beginning of the year	¥32,708	¥33,454	$396,894
Service cost	833	835	10,108
Interest cost	725	712	8,797
Participants’ contributions	71	71	862
Actuarial loss (gain)	1,793	(593)	21,757
Benefits paid from plan assets	(752)	(708)	(9,125)
Settlement paid from plan assets	(1,090)	(926)	(13,226)
Settlement paid by the Companies	(153)	(137)	(1,857)

Benefit obligations at the end of the year	34,135	32,708	414,210

Change in plan assets:
Fair value of plan assets at the beginning of the year	¥30,978	¥31,743	$375,901
Actual return on plan assets	550	(768)	6,674
Employer contributions	1,850	1,566	22,449
Participants’ contributions	71	71	862
Benefit payments	(752)	(708)	(9,125)
Settlement payments	(1,090)	(926)	(13,227)

Fair value of plan assets at the end of the year	31,607	30,978	383,534

Funded status at the end of the year	¥(2,528)	¥(1,730)	$(30,676)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2011 consist of:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Prepaid pension expense		¥158
Accrued expenses	¥(93)	(90)	$(1,129)
Liability for termination and retirement benefits	(2,435)	(1,798)	(29,547)

	¥(2,528)	¥(1,730)	$(30,676)

Amounts Recognized in Accumulated Other Comprehensive Loss, Pre-Tax

Amounts recognized in accumulated other comprehensive loss, pre-tax, as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Actuarial loss	¥(7,665)	¥(6,874)	$(93,010)
Prior service benefit	2,805	3,497	34,037

	¥(4,860)	¥(3,377)	$(58,973)

Accumulated Benefit Obligation for all Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Accumulated benefit obligation	¥33,723	¥32,255	$409,210

Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of the plan assets for the Companies’ pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of the plan assets for the Companies’ pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥34,135	¥2,488	$414,209
Fair value of plan assets	31,607	600	383,534

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	33,723	2,488	409,210
Fair value of plan assets	31,607	600	383,534

Net Periodic Benefit Costs

Net periodic benefit costs for the Companies’ plans consisted of the following for the years ended March 31, 2012, 2011 and 2010:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Service cost	¥833	¥835	¥915	$10,108
Interest cost	725	712	764	8,797
Expected return on plan assets	(756)	(758)	(705)	(9,174)
Amortization of actuarial loss	1,208	1,255	1,814	14,658
Amortization of prior service benefit	(692)	(691)	(691)	(8,397)

	¥1,318	¥1,353	¥2,097	$15,992

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income

Other changes in plan assets and benefit obligations recognized in other comprehensive (loss) income for the years ended March 31, 2012, 2011 and 2010 were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Current year actuarial (loss) gain	¥(1,999)	¥(933)	¥1,575	$(24,257)
Amortization of actuarial loss	1,208	1,255	1,814	14,658
Amortization of prior service benefit	(692)	(691)	(691)	(8,397)

	¥(1,483)	¥(369)	¥2,698	$(17,996)

Estimated Amounts that will be Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next year are summarized as follows:

	Millions of Yen	Thousands of U.S. Dollars

Actuarial loss	¥1,341	$16,272
Prior service benefit	(641)	(7,778)

Weighted-Average Assumptions used in Computing Benefit Obligations

The Companies use a measurement date of March 31 for their plans. The weighted-average assumptions used as of March 31 in computing the benefit obligations shown above were as follows:

	2012	2011

Discount rate	1.9%	2.4%
Rate of increase in future compensation	0.0%	0.0%

Weighted-Average Assumptions used in Computing Net Periodic Benefit Cost

The weighted-average assumptions used as of March 31 in computing the net periodic benefit cost shown above were as follows:

	2012	2011	2010

Discount rate	2.4%	2.3%	2.5%
Rate of increase in future compensation	0.0%	0.0%	0.0%
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%

Asset Allocation

The asset allocation as of March 31, 2012 and 2011 was as follows:

	2012	2011

Equity securities	40.4%	37.1%
Debt securities	40.8%	40.9%
Life insurance company general accounts	16.1%	16.1%
Short-term financing	2.7%	5.9%

Fair Value of Plan Assets

The following table presents the Companies’ plan assets using the fair value hierarchy as of March 31, 2012.

	Millions of Yen
2012	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥6,105			¥6,105
Foreign companies	866			866
Pooled funds (a)		¥4,357		4,357
Debt securities:
Japanese government bonds	1,927			1,927
Japanese municipal bonds		5		5
Japanese corporate bonds		70		70
Foreign government bonds	668			668
Pooled funds (b)		9,654		9,654
Life insurance company general accounts		5,093		5,093
Other types of investments:
Equity long/short hedge funds (c)		2,017		2,017
Short-term financing		845		845

Total	¥9,566	¥22,041		¥31,607

	Millions of Yen
2011	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	¥5,693			¥5,693
Foreign companies	865			865
Pooled funds (a)		¥3,405		3,405
Debt securities:
Japanese government bonds	1,921			1,921
Japanese municipal bonds		5		5
Japanese corporate bonds		118		118
Foreign government bonds	708			708
Pooled funds (b)		9,924		9,924
Life insurance company general accounts		4,974		4,974
Other types of investments:
Equity long/short hedge funds (c)		1,529		1,529
Short-term financing		1,836		1,836

Total	¥9,187	¥21,791		¥30,978

	Thousands of U.S. Dollars
2012	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese companies	$74,081			$74,081
Foreign companies	10,508			10,508
Pooled funds (a)		$52,870		52,870
Debt securities:
Japanese government bonds	23,383			23,383
Japanese municipal bonds		61		61
Japanese corporate bonds		849		849
Foreign government bonds	8,106			8,106
Pooled funds (b)		117,146		117,146
Life insurance company general accounts		61,801		61,801
Other types of investments:
Equity long/short hedge funds (c)		24,475		24,475
Short-term financing		10,254		10,254

Total	$116,078	$267,456		$383,534

(a)	This class includes common stock of approximately 63% Japanese companies and 37% foreign companies as of March 31, 2012, and those percentages were 73% and 27%, respectively, as of March 31, 2011.

(b)	This class includes approximately 49% of Japanese government bonds, 3% of Japanese municipal bonds, 42% of foreign government bonds, and 6% of corporate bonds as of March 31, 2012, and those percentages were 46%, 2%, 38%, and 14%, respectively, as of March 31, 2011.

(c)	This class includes hedge funds that invest both long and short in approximately 36% of Japanese common stocks, 35% of foreign common stocks and 29% of debt securities as of March 31, 2012, and those percentages were 51%, 49% and 0%, respectively, as of March 31, 2011.

Benefit Payments for Expected Future Services

The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥2,043	$24,791
2014	2,115	25,664
2015	2,020	24,512
2016	2,003	24,305
2017	1,989	24,135
Thereafter	9,975	121,041

Multiemployer Plan

Program Name	Program Number	Funded Status	Premium Contributions to Program Millions of Yen
		March 31, 2011	April 1, 2011 ~ March 31, 2012	April 1, 2010 ~ March 31, 2011

Kyoto Orimono Oroshisho Employee Pension Plan	Kyoki No. 317	more than 80%	¥56	¥42